Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Current trade payables	$ 42,406	$ 47,210
Current payables to related parties	3,034	2,660
Current payables for capital expenditure and acquisitions	3,063	2,579
Current payables related to the Gulf of Mexico oil spill	1,130	1,213
Other current payables	7,313	5,995
Trade and other current payables financial liabilities	56,946	59,657
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	0	0
Non-current payables for capital expenditure and acquisitionsa	305	446
Non-current payables related to the Gulf of Mexico oil spill	7,602	8,350
Other non-current payables	663	1,133
Trade and other noncurrent payables financial liabilities	8,570	9,929
Current
Current sales taxes, customs duties, production taxes and social security	2,264	2,361
Other current payables non-financial liabilities	1,945	1,966
Trade and other current payables non-financial liabilities	4,209	4,327
Trade and other current payables	61,155	63,984
Non-current
Non-current sales taxes, customs duties, production taxes and social security	134	124
Other non-current payables non-financial liabilities	1,372	334
Trade and other non-current payables non-financial liabilities	1,506	458
Trade and other non-current payables	$ 10,076	$ 10,387